Trade and accruals, other payables and provisions	12 Months Ended
Dec. 31, 2019
Trade and accruals, other payables and provisions
Trade and accruals, other payables and provisions

24          Trade and accruals, other payables and provisions

	2018	2019
	RMB’000	RMB’000
Trade payables	14,356	17,017
Accrued employee benefits	14,873	13,498
Accrued operating expenses	6,053	4,960
Accrued professional service fees	12,276	16,267
Deposits received	2,277	1,837
Duty and tax payable other than corporate income tax	5,615	8,906
Other payables to suppliers of plant and equipment	9,164	5,091
Others	7,734	7,880
	72,348	75,456

The carrying amounts of trade and other payables are denominated in RMB. The carrying amounts approximate their fair values due to their short‑term maturities.